Taxes on Income	12 Months Ended
Dec. 31, 2025
Taxes on Income [Abstract]
TAXES ON INCOME
NOTE 8:-	TAXES ON INCOME

a.	Tax rates applicable to the Company:

Taxable income of the Company is subject to the Israeli corporate tax rate which was 23% for the years ended December 31, 2025, 2024 and 2023.

The Company has not recorded an income tax expense due to its history of operating losses.

b.	Net operating loss and capital carry forward:

As of December 31, 2025, the Company had net operating loss carry forwards and capital loss carry forward for Israeli income tax purposes of approximately $48,300 and $133, respectively. Net operating loss carry forwards in Israel may be carried forward indefinitely and offset against future taxable income.

c.	As of December 31, 2025, the Company had final tax assessments for tax years prior to and including the tax year ended December 31, 2019.

d.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes.

Significant components of the Company’s deferred tax assets are as follows:

	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carry forward	$48,300	$38,940

Deferred tax asset before valuation allowance	11,109	8,956
Valuation allowance	(11,109)	(8,956)

Net deferred tax asset	$-	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that all or some portion of the deferred tax assets will not be realized.

The ultimate realization of the deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences are deductible and net operating losses are utilized. Based on consideration of these factors, the Company recorded a full valuation allowance as of December 31, 2025 and 2024.

e.	Income tax expense (benefit):

The components of income (loss) before tax and a reconciliation of the Company’s theoretical statutory tax benefit to income tax benefit is as follows:

	Year Ended December 31,
	2025	2024	2023
Loss (income) before taxes	$13,648	$(4,801)	4,132
Israeli statutory income tax rate	23%	23%	23%
Theoretical statutory tax benefit (expense)	3,139	(1,104)	950

Revaluation of convertible notes and warrants	(966)	905	(464)
Share based payment	(1,245)	-	-
Temporary deductible difference	120	(164)	(26)
Profit (losses) for which a valuation allowance was provided or benefit from loss carryforwards and permanent differences	(1,048)	363	(460)

Income tax expense	$-	$-	-